SUMMARY OF ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2025
EBP 025
EBP, Accounting Policy [Line Items]
SUMMARY OF ACCOUNTING POLICIES	SUMMARY OF ACCOUNTING POLICIES
Basis of Accounting
The accompanying financial statements have been prepared on the accrual basis of accounting, except for benefit payments, which are recorded when paid.
NOTE B – SUMMARY OF ACCOUNTING POLICIES – CONTINUED
Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ materially from those estimates.
Investments and Income Recognition
The Plan offers investment options in Allspring Enhanced Stock Market CIT N Fund, Galliard Stable Return PN Fund, and Vanguard Target Retirement Trust II Funds that are classified as collective investment funds. The fair value of these funds are valued at net asset value (NAV) as a practical expedient. As of December 31, 2025 and 2024, there were no unfunded commitments or restrictions on redemptions.
The Galliard Stable Return PN Fund invests all assets in Galliard Stable Return Fund Core (Fund Core), a collective trust fund sponsored by the trustee. The Fund Core is a fully benefit-responsive fund which seeks to provide investors with a moderate level of stable income without principal volatility. The primary underlying investments held by the Fund Core are guaranteed investment contracts and security-backed contracts. An investment in Fund Core results in the issuance of a given number of participation units. SEI Trust Company, the manager of the fund, determines the purchase price and redemption price of the units, which is generally equal to the total value of each asset held by the fund, less any liabilities, divided by the total number of units outstanding at the valuation date. Redemptions of units are redeemed at the Unit Value at contract value. As a benefit-responsive fund, this fund generally permits plan participant redemptions daily. As of December 31, 2025 and 2024, there were no unfunded commitments or restrictions on redemptions.
The fair value of mutual fund and common stock investments is based upon quoted market prices as of the close of business on the last day of the year. These are classified within Level 1 of the valuation hierarchy as the quoted price is in an active market. See Note C for further information regarding the valuation hierarchy.
Purchases and sales of investments are recorded on a trade-date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Net appreciation includes the Plan's gains and losses on investments bought and sold as well as held during the year.
Plan Tax Status
The Plan obtained its latest determination letter on March 16, 2017, in which the IRS stated that the Plan, as then designed, was in compliance with the applicable requirements of the IRC and was therefore not subject to tax. The Plan has been amended and restated since receiving the determination letter. However, L&P believes the Plan is currently designed and being operated in compliance with the applicable requirements of the IRC and conforms to the requirements of ERISA.